Loans payable and other liabilities, Components of Loans Payable (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans payable and other liabilities [Abstract]
Loans payable	$ 40,051,428	$ 25,464,000
Lease liabilities	643,050	292,942	$ 336,513
Current portion	16,494,463	25,756,942
Non-current portion	24,200,015	0
Total loans payable and other liabilities	$ 40,694,478	$ 25,756,942